Expense Example	Jun. 04, 2025 USD ($)
VIRTUS ALPHASIMPLEX GLOBAL MACRO ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	282
VIRTUS STONE HARBOR INTERNATIONAL BOND ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	$ 148